Investments in equity method investees - Summary of condensed financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 37,802,559	$ 5,178,930	¥ 37,560,598
Current liabilities	29,927,001	$ 4,099,982	30,624,136
Group Equity Investment
Schedule of Equity Method Investments [Line Items]
Current assets	15,716,003		8,923,172
Non-current assets	12,733,109		16,562,043
Current liabilities	6,549,835		5,416,529
Non-current liabilities	¥ 13,811,233		¥ 11,822,755